Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 98.22%
Communication services: 10.15%
Diversified telecommunication services: 3.68%
AT&T Incorporated	79,461	$ 2,495,870
Verizon Communications Incorporated	116,529	6,734,211
		9,230,081
Entertainment: 0.69%
The Walt Disney Company †	9,337	1,736,869
Interactive media & services: 1.59%
Facebook Incorporated Class A †	12,247	3,981,255
Media: 4.19%
Comcast Corporation Class A	146,322	8,215,980
Omnicom Group Incorporated	27,596	2,270,047
		10,486,027
Consumer discretionary: 7.92%
Automobiles: 1.59%
Ford Motor Company †	345,945	3,992,205
Hotels, restaurants & leisure: 1.02%
Aramark	66,101	2,569,346
Household durables: 1.87%
Whirlpool Corporation	19,832	4,689,275
Internet & direct marketing retail: 1.16%
Amazon.com Incorporated †	640	2,219,149
eBay Incorporated	12,270	684,543
		2,903,692
Multiline retail: 1.97%
Target Corporation	23,807	4,934,239
Specialty retail: 0.31%
Best Buy Company Incorporated	2,293	266,607
Signet Jewelers Limited †	8,511	508,532
		775,139
Consumer staples: 7.70%
Beverages: 1.06%
PepsiCo Incorporated	18,360	2,646,778
Food & staples retailing: 2.82%
Costco Wholesale Corporation	4,239	1,577,290
Performance Food Group Company †	21,349	1,253,186
The Kroger Company	49,551	1,810,594
Walmart Incorporated	17,426	2,438,072
		7,079,142
Food products: 3.46%
Bunge Limited	2,896	244,480
See accompanying notes to portfolio of investments

Wells Fargo Large Company Value Fund  |  1

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Food products (continued)
Lamb Weston Holdings Incorporated	52,142	$ 4,197,431
Sanderson Farms Incorporated	10,836	1,782,847
Tyson Foods Incorporated Class A	31,454	2,436,112
		8,660,870
Household products: 0.36%
The Procter & Gamble Company	6,757	901,519
Energy: 3.80%
Oil, gas & consumable fuels: 3.80%
Antero Midstream Corporation	26,668	230,412
ConocoPhillips	7,294	373,015
Exxon Mobil Corporation	137,994	7,898,777
OVINTIV Incorporated	43,234	1,034,590
		9,536,794
Financials: 18.69%
Banks: 7.61%
Bank of America Corporation	31,251	1,266,603
Citigroup Incorporated	81,697	5,820,094
First Bancorp of Puerto Rico	202,501	2,545,438
Hancock Holding Company	11,865	548,638
Huntington Bancshares Incorporated	12,485	191,270
JPMorgan Chase & Company	22,905	3,523,018
KeyCorp	151,469	3,295,965
Regions Financial Corporation	1,460	31,828
Truist Financial Corporation	31,123	1,845,905
		19,068,759
Capital markets: 3.28%
Bank of New York Mellon Corporation	112,806	5,626,763
Morgan Stanley	19,856	1,639,113
Morningstar Incorporated	3,568	945,556
		8,211,432
Consumer finance: 1.06%
American Express Company	8,127	1,246,275
Synchrony Financial	32,454	1,419,538
		2,665,813
Diversified financial services: 2.99%
Berkshire Hathaway Incorporated Class B †	27,303	7,506,960
Insurance: 3.67%
Genworth Financial Incorporated Class A †	302,846	1,308,295
MetLife Incorporated	46,120	2,934,616
Old Republic International Corporation	181,684	4,473,060
The Allstate Corporation	3,761	476,895
		9,192,866
Thrifts & mortgage finance: 0.08%
NMI Holdings Incorporated Class A †	8,236	212,818
See accompanying notes to portfolio of investments

2  |  Wells Fargo Large Company Value Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Health care: 13.48%
Biotechnology: 2.86%
AbbVie Incorporated	47,607	$ 5,308,181
Alkermes plc †	27,965	615,370
Emergent BioSolutions Incorporated †	19,648	1,198,135
Sage Therapeutics Incorporated †	600	47,256
		7,168,942
Health care equipment & supplies: 2.01%
Hill-Rom Holdings Incorporated	6,598	727,232
Medtronic plc	26,109	3,418,190
Stryker Corporation	3,400	892,942
		5,038,364
Health care providers & services: 3.04%
Cigna Corporation	23,638	5,886,098
CVS Health Corporation	22,795	1,741,538
		7,627,636
Health care technology: 0.25%
Cerner Corporation	8,246	618,862
Life sciences tools & services: 0.29%
Agilent Technologies Incorporated	5,438	726,734
Pharmaceuticals: 5.03%
Merck & Company Incorporated	68,437	5,098,557
Pfizer Incorporated	193,996	7,497,945
		12,596,502
Industrials: 12.89%
Aerospace & defense: 0.94%
Lockheed Martin Corporation	2,339	890,130
Raytheon Technologies Corporation	16,292	1,356,146
The Boeing Company †	468	109,657
		2,355,933
Air freight & logistics: 2.79%
C.H. Robinson Worldwide Incorporated	48,284	4,687,411
United Parcel Service Incorporated Class B	11,255	2,294,444
		6,981,855
Airlines: 0.15%
Delta Air Lines Incorporated †	7,916	371,419
Electrical equipment: 1.95%
Emerson Electric Company	54,119	4,897,228
Industrial conglomerates: 2.91%
General Electric Company	109,005	1,430,146
Honeywell International Incorporated	26,323	5,871,082
		7,301,228
Machinery: 1.35%
Dover Corporation	4,218	629,283
See accompanying notes to portfolio of investments

Wells Fargo Large Company Value Fund  |  3

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Machinery (continued)
EnPro Industries Incorporated	1,679	$ 143,806
Mueller Industries Incorporated	58,273	2,614,710
		3,387,799
Professional services: 2.32%
Manpower Incorporated	48,094	5,814,084
Trading companies & distributors: 0.48%
Triton International Limited	23,740	1,191,036
Information technology: 11.17%
Communications equipment: 3.00%
Cisco Systems Incorporated	147,563	7,512,432
IT services: 4.19%
Accenture plc Class A	15,260	4,424,942
Cognizant Technology Solutions Corporation Class A	50,551	4,064,300
DXC Technology Company †	23,094	760,024
International Business Machines Corporation	8,852	1,255,922
		10,505,188
Semiconductors & semiconductor equipment: 1.32%
Intel Corporation	57,326	3,297,965
Software: 2.66%
Autodesk Incorporated †	12,455	3,635,739
SS&C Technologies Holdings Incorporated	40,976	3,041,239
		6,676,978
Materials: 3.15%
Chemicals: 1.42%
Linde plc	6,556	1,873,967
LyondellBasell Industries NV Class A	8,261	856,996
RPM International Incorporated	8,761	830,893
		3,561,856
Metals & mining: 1.73%
Alcoa Corporation †	53,197	1,949,138
Freeport-McMoRan Incorporated	63,153	2,381,500
		4,330,638
Real estate: 5.24%
Equity REITs: 3.06%
Iron Mountain Incorporated	132,694	5,323,683
PotlatchDeltic Corporation	39,532	2,346,620
		7,670,303
Real estate management & development: 2.18%
CBRE Group Incorporated Class A †	64,043	5,456,464
See accompanying notes to portfolio of investments

4  |  Wells Fargo Large Company Value Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Utilities: 4.03%
Electric utilities: 2.71%
Duke Energy Corporation	12,911	$ 1,300,009
NextEra Energy Incorporated	70,804	5,488,018
		6,788,027
Gas utilities: 1.19%
UGI Corporation	68,527	2,995,315
Independent power & renewable electricity producers: 0.13%
AES Corporation	8,131	226,204
Vistra Energy Corporation	5,986	100,984
		327,188
Total Common stocks (Cost $222,859,576)		246,181,855

		Yield
Short-term investments: 1.53%
Investment companies: 1.53%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	3,842,743	3,842,743
Total Short-term investments (Cost $3,842,743)				3,842,743
Total investments in securities (Cost $226,702,319)	99.75%			250,024,598
Other assets and liabilities, net	0.25			615,205
Total net assets	100.00%			$250,639,803

†	Non-income-earning security
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo Large Company Value Fund  |  5

Portfolio of investments—April 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$15,316,735	$(15,316,735)	$0	$0	$0		0	$470#
Wells Fargo Government Money Market Fund Select Class	2,774,458	36,304,564	(35,236,279)	0	0	3,842,743		3,842,743	957
				$0	$0	$3,842,743	1.53%		$1,427

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	22	6-18-2021	$4,275,863	$4,591,840	$315,977	$0
See accompanying notes to portfolio of investments

6  |  Wells Fargo Large Company Value Fund

Notes to portfolio of investments—April 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized

Wells Fargo Large Company Value Fund  |  7

Notes to portfolio of investments—April 30, 2021 (unaudited)

gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$25,434,232	$0	$0	$25,434,232
Consumer discretionary	19,863,896	0	0	19,863,896
Consumer staples	19,288,309	0	0	19,288,309
Energy	9,536,794	0	0	9,536,794
Financials	46,858,648	0	0	46,858,648
Health care	33,777,040	0	0	33,777,040
Industrials	32,300,582	0	0	32,300,582
Information technology	27,992,563	0	0	27,992,563
Materials	7,892,494	0	0	7,892,494
Real estate	13,126,767	0	0	13,126,767
Utilities	10,110,530	0	0	10,110,530
Short-term investments
Investment companies	3,842,743	0	0	3,842,743
	250,024,598	0	0	250,024,598
Futures contracts	315,977	0	0	315,977
Total assets	$250,340,575	$0	$0	$250,340,575
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.

8  |  Wells Fargo Large Company Value Fund